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Short-Term Bond Fund of America | Short-Term Bond Fund of America
Short-Term Bond Fund of America®
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Short-Term Bond Fund of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Short-Term Bond Fund of America - Short-Term Bond Fund of America		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.11%	0.11%	0.11%	0.16%	0.14%	0.04%	0.17%	0.17%	0.13%	0.17%	0.16%	0.16%	0.17%	0.13%	0.38%	0.27%	0.19%	0.13%	0.19%	0.09%	0.04%
Total annual fund operating expenses		0.66%	1.36%	0.61%	0.66%	0.39%	0.29%	0.66%	1.42%	0.88%	0.67%	0.66%	0.41%	0.42%	1.38%	1.38%	1.12%	0.94%	0.63%	0.44%	0.34%	0.29%
Expense reimbursement	[2]													0.07%
Total annual fund operating expenses after expense reimbursement									1.42%	0.88%	0.67%	0.66%	0.41%	0.35%	1.38%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - Short-Term Bond Fund of America - Short-Term Bond Fund of America - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 316	$ 238	$ 311	$ 67	$ 40	$ 30	$ 316	$ 245	$ 90	$ 317	$ 67	$ 42	$ 36	$ 140	$ 140	$ 114	$ 96	$ 64	$ 45	$ 35	$ 30
3 years	456	431	440	211	125	93	456	449	281	459	211	132	128	437	437	356	300	202	141	109	93
5 years	609	745	582	368	219	163	609	776	488	614	368	230	228	755	755	617	520	351	246	191	163
10 years	$ 1,052	$ 1,443	$ 993	$ 822	$ 493	$ 368	$ 1,052	$ 1,215	$ 1,084	$ 1,064	$ 822	$ 518	$ 523	$ 1,657	$ 1,657	$ 1,363	$ 1,155	$ 786	$ 555	$ 431	$ 368

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - Short-Term Bond Fund of America - Short-Term Bond Fund of America - USD ($)	Class C	Class 529-C
1 year	$ 138	$ 145
3 years	431	449
5 years	745	776
10 years	$ 1,443	$ 1,215

Keep this supplement with your prospectus.